As filed with the Securities and Exchange Commission on January 17, 2020
File No. 333-146827
File No. 811-22135
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	319	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	320	[	X	]

Innovator ETFs Trust
(Exact Name of Registrant as Specified in Charter)

109 North Hale Street
Wheaton, Illinois 60187
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

With Copies to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 319 to the Registration Statement of Innovator ETFs Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 308 on Form N‑1A filed on January 2, 2020. This PEA No. 319 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 308 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wheaton and State of Illinois on January 17, 2020.

Innovator ETFs Trust

By: /s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

Signature	Title	Date

/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	January 17, 2020
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	January 17, 2020
John Southard

Mark Berg*	Trustee	January 17, 2020
Mark Berg

Joe Stowell*	Trustee	January 17, 2020
Joe Stowell

Brian Wildman*	Trustee	January 17, 2020
Brian Wildman

*By:	/s/ H. Bruce Bond
H. Bruce Bond
Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE